CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS’ EQUITY (Unaudited) - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at beginning at Dec. 31, 2018	$ 532	$ (532)	$ 184,877	$ 184,877
Balance at beginning (in shares) at Dec. 31, 2018	5,316,667
Dividend to shareholder			(200,000)	(200,000)
Issuance of common stock for cash, net of issuance costs	$ 192	2,429,282		2,429,474
Issuance of common stock for cash, net of issuance costs (in shares)	1,926,327
Sale of common stock and related stock based compensation	$ 35	524,965		525,000
Sale of common stock and related stock based compensation, shares	350,000
Equity of Odyssey Semiconductor Technologies, Inc. at the time of the reverse recapitalization	$ 357	2,126		2,483
Equity of Odyssey Semiconductor Technologies, Inc. at the time of the reverse recapitalization (in shares)	3,566,667
Stock-based compensation		62,099		62,099
Sale of common stock, value	$ 192	2,429,282		2,429,474
Sale of common stock, shares	1,926,327
Net loss			(1,458,169)	(1,458,169)
Balance at end at Dec. 31, 2019	$ 1,116	3,017,940	(1,473,292)	1,545,764
Balance at end (in shares) at Dec. 31, 2019	11,159,661
Stock-based compensation		63,880		63,880
Net loss			(502,495)	(502,495)
Balance at end at Mar. 31, 2020	$ 1,116	3,081,820	(1,975,787)	1,107,149
Balance at end (in shares) at Mar. 31, 2020	11,159,661
Balance at beginning at Dec. 31, 2019	$ 1,116	3,017,940	(1,473,292)	1,545,764
Balance at beginning (in shares) at Dec. 31, 2019	11,159,661
Stock-based compensation		623,457		623,457
Exercise of stock options	$ 27	404,973		405,000
Exercise of stock options, shares	270,000
Net loss			(2,043,108)	(2,043,108)
Balance at end at Dec. 31, 2020	$ 1,143	4,046,370	(3,516,400)	531,113
Balance at end (in shares) at Dec. 31, 2020	11,429,661
Issuance of common stock for cash, net of issuance costs	$ 125	5,006,375		5,006,500
Issuance of common stock for cash, net of issuance costs (in shares)	1,251,625
Stock-based compensation		678,918		678,918
Sale of common stock, value	$ 125	5,006,375		5,006,500
Sale of common stock, shares	1,251,625
Exercise of stock options	$ 4	68,434		68,438
Exercise of stock options, shares	45,625
Costs associated with sale of common stock		(407,445)		(407,445)
Net loss			(895,111)	(895,111)
Balance at end at Mar. 31, 2021	$ 1,272	$ 9,392,652	$ (4,411,511)	$ 4,982,413
Balance at end (in shares) at Mar. 31, 2021	12,726,911